UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hunter Global Investors L.P.
           --------------------------------------------------
Address:   485 Madison Avenue, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  02810344
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-453-8980
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Tito Citarella              New York, NY             2/12/10
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   64
                                               -------------

Form 13F Information Table Value Total:             $841,876
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name

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

COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                                                            VALUE      SHRS OR SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE

3M CO                           COM              88579Y101    17658    213600  SH          SOLE                213600   0      0
AFFILIATED MANAGERS GROUP       COM              008252108     9631    143006  SH          SOLE                143006   0      0
ALCON INC                       COM SHS          H01301102    16435    100000  SH          SOLE                100000   0      0
ALLSTATE CORP                   COM              020002101     6008    200000  SH          SOLE                200000   0      0
AMAZON COM INC                  COM              023135106    21523    160000  SH          SOLE                160000   0      0
AMERICAN TOWER CORP             CL A             029912201     9290    215000  SH          SOLE                215000   0      0
APOLLO COML REAL EST FIN INC    COM              03762U105     3809    211731  SH          SOLE                211731   0      0
APPLE INC                       COM              037833100    28466    135000  SH          SOLE                135000   0      0
ARTIO GLOBAL INVS INC           COM CL A         04315B107     5807    227827  SH          SOLE                227827   0      0
AVAGO TECHNOLOGIES LTD          SHS              Y0486S104    14230    778028  SH          SOLE                778028   0      0
BANK OF AMERICA CORPORATION     COM              060505104     2364    157000  SH          SOLE                157000   0      0
BANK OF AMERICA CORPORATION     UNIT 99/99/9999  060505419    41030   2750000  SH          SOLE               2750000   0      0
CITIGROUP INC                   COM              172967101    21515   6500000  SH          SOLE               6500000   0      0
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    18317    404353  SH          SOLE                404353   0      0
CTRIP COM INTL LTD              ADR              22943F100    13898    193400  SH          SOLE                193400   0      0
CYBERSOURCE CORP                COM              23251J106     3821    190000  SH          SOLE                190000   0      0
DANAHER CORP DEL                COM              235851102    15566    207000  SH          SOLE                207000   0      0
DIGITAL RLTY TR INC             COM              253868103    20519    408100  SH          SOLE                408100   0      0
DIRECTV                         COM CL A         25490A101    20017    600212  SH          SOLE                600212   0      0
DOLLAR GEN CORP NEW             COM              256677105    10091    449900  SH          SOLE                449900   0      0
DOLLAR THRIFTY AUTOMOTIVE GP    COM              256743105     6828    266614  SH          SOLE                266614   0      0
DUPONT FABROS TECHNOLOGY INC    COM              26613Q106    21627   1202171  SH          SOLE               1202171   0      0
E TRADE FINANCIAL CORP          COM              269246104      175    100000  SH          SOLE                100000   0      0
EDWARDS LIFESCIENCES CORP       COM              28176E108     6080     70000  SH          SOLE                 70000   0      0
EQUINIX INC                     COM NEW          29444U502    12579    118500  SH          SOLE                118500   0      0
EXPEDIA INC DEL                 COM              30212P105    12341    480000  SH          SOLE                480000   0      0
EXPRESS SCRIPTS INC             COM              302182100    42879    496000  SH          SOLE                496000   0      0
F5 NETWORKS INC                 COM              315616102     7417    140000  SH          SOLE                140000   0      0
FEDEX CORP                      COM              31428X106     8345    100000  SH          SOLE                100000   0      0
FIFTH THIRD BANCORP             COM              316773100     3169    325000  SH          SOLE                325000   0      0
FRANKLIN RES INC                COM              354613101     8228     78100  SH          SOLE                 78100   0      0
HEWLETT PACKARD CO              COM              428236103    23180    450000  SH          SOLE                450000   0      0
IDEX CORP                       COM              45167R104    11127    357200  SH          SOLE                357200   0      0
J CREW GROUP INC                COM              46612H402     5593    125000  SH          SOLE                125000   0      0
JPMORGAN CHASE & CO             COM              46625H100     7180    172300  SH          SOLE                172300   0      0
LIBERTY MEDIA CORP NEW          LIB STAR COM A   53071M708    11538    250000  SH          SOLE                250000   0      0
LIFE TECHNOLOGIES CORP          COM              53217V109    13058    250000  SH          SOLE                250000   0      0
MASTERCARD INC                  CL A             57636Q104    39216    153200  SH          SOLE                153200   0      0
MEDCO HEALTH SOLUTIONS INC      COM              58405U102    19173    300000  SH          SOLE                300000   0      0
METLIFE INC                     COM              59156R108    10252    290000  SH          SOLE                290000   0      0
MONTPELIER RE HOLDINGS LTD      SHS              G62185106     2365    136570  SH          SOLE                136570   0      0
MSC INDL DIRECT INC             CL A             553530106    13116    279066  SH          SOLE                279066   0      0
NASDAQ OMX GROUP INC            COM              631103108    16124    813500  SH          SOLE                813500   0      0
NBTY INC                        COM              628782104    16328    375000  SH          SOLE                375000   0      0
NUANCE COMMUNICATIONS INC       COM              67020Y100     9103    585800  SH          SOLE                585800   0      0
OWENS CORNING NEW               COM              690742101     6333    247000  SH          SOLE                247000   0      0
PARTNERRE LTD                   COM              G6852T105     5973     80000  SH          SOLE                 80000   0      0
PATTERSON UTI ENERGY INC        COM              703481101     5825    379500  SH          SOLE                379500   0      0
PEPSICO INC                     COM              713448108    21280    350000  SH          SOLE                350000   0      0
PIPER JAFFRAY COS               COM              724078100     2277     45000  SH          SOLE                 45000   0      0
POLO RALPH LAUREN CORP          CL A             731572103    12147    150000  SH          SOLE                150000   0      0
POTASH CORP SASK INC            COM              73755L107     5425     50000  SH          SOLE                 50000   0      0
QUALCOMM INC                    COM              747525103    13878    300000  SH          SOLE                300000   0      0
RACKSPACE HOSTING INC           COM              750086100    12862    616873  SH          SOLE                616873   0      0
RADIOSHACK CORP                 COM              750438103     9750    500000  SH          SOLE                500000   0      0
RENAISSANCERE HOLDINGS LTD      COM              G7496G103    11959    225000  SH          SOLE                225000   0      0
SBA COMMUNICATIONS CORP         COM              78388J106    22977    672629  SH          SOLE                672629   0      0
SINA CORP                       ORD              G81477104    13968    309171  SH          SOLE                309171   0      0
SL GREEN RLTY CORP              COM              78440X101     2798     55700  SH          SOLE                 55700   0      0
STANLEY WKS                     COM              854616109     9653    187400  SH          SOLE                187400   0      0
STARWOOD PPTY TR INC            COM              85571B105     6680    353650  SH          SOLE                353650   0      0
TRIMBLE NAVIGATION LTD          COM              896239100     9148    363000  SH          SOLE                363000   0      0
WATERS CORP                     COM              941848103    30051    485000  SH          SOLE                485000   0      0
WELLS FARGO & CO NEW            COM              949746101    11876    440000  SH          SOLE                440000   0      0


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